FAIR VALUE MEASUREMENTS - Unobservable inputs for Additional Bridge Note (Details) - Additional Bridge Notes	Dec. 31, 2023 $ / shares Y	Nov. 21, 2023 Y $ / shares
Risk-free interest rate
Unobservable inputs
Measurement input of notes payable	0.0540	0.0548
Expected term (years)
Unobservable inputs
Measurement input of notes payable | Y	0.25	0.36
Volatility
Unobservable inputs
Measurement input of notes payable	0.95	0.95
Stock price
Unobservable inputs
Measurement input of notes payable | $ / shares	2.00	2.00
Debt discount rate
Unobservable inputs
Measurement input of notes payable	0.397	0.415
Probability of early termination/repayment - business combination not completed
Unobservable inputs
Measurement input of notes payable	0.20	0.20
Probability of completing a business combination by March 31, 2024
Unobservable inputs
Measurement input of notes payable	0.80	0.80